SUPPLEMENT DATED OCTOBER 1, 2013

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 25, 2013, SUPPLEMENTED AS OF FEBRUARY 26, 2013

The Supplement dated August 29, 2013 is deleted and replaced with this Supplement.

1. In the section “Fund Management In Greater Detail” under the heading “The Adviser” on page 95, the Adviser’s address in the third sentence is deleted and replaced with the following:

Its address is 40 Wall Street, New York, NY 10005.

2. The introductory paragraph under the heading “What share classes are offered by the Funds?” on page 104 is deleted and replaced with the following:

Not all classes of shares of each Fund may be available in all jurisdictions.

3. The paragraph “Institutional Class shares” on pages 104 and 105 is deleted and replaced in its entirety with the following:

Institutional Class shares:  Institutional Class shares are available to eligible investors.  Except for the First Investors Cash Management Fund, eligible investors may include investors through certain retirement plan service provider platforms, individuals, corporations, registered investment companies, trust companies, endowments and foundations.  Institutional Class shares of the First Investors Cash Management Fund are only available to registered investment companies and to investments made through First Investors’ 401(k) Plan.  The Funds may accept, in their sole discretion, investments in Institutional Class shares from purchasers not listed above.  Eligible investors must make a minimum initial investment of $2,000,000 per Fund account.  The Funds reserve the right to waive the minimum initial account size requirement for Institutional Class shares in certain cases.  Institutional Class shares of the Funds are sold at net asset value and do not charge 12b-1 fees.

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Please retain this Supplement for future reference.

IEP1013

SUPPLEMENT DATED OCTOBER 1, 2013

FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 25, 2013

The Supplement dated August 29, 2013 is deleted and replaced with this Supplement.

1. The address listed for the First Investors Equity Funds, First Investors Management Company, Inc. and any affiliated company as 55 Broadway, New York, NY 10006 is deleted and replaced with the following:

40 Wall Street, New York, NY 10005.

2. Under the heading “History and Classification of the Funds” on page I-4, the seventh sentence in the first paragraph related to Institutional and Advisor Class shares is deleted and replaced with the following:

 Not all classes of shares of each Fund may be available in all jurisdictions.

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Please retain this Supplement for future reference.

EFSAI1013